Merger Agreement with Tempur-Pedic International	12 Months Ended
Dec. 02, 2012
Merger Agreement with Tempur-Pedic International
Merger Agreement with Tempur-Pedic International

Note 26: Merger Agreement with Tempur-Pedic International

        On September 26, 2012, the Company entered into a Merger Agreement with Tempur-Pedic pursuant to which a wholly-owned subsidiary of Tempur-Pedic will merge with and into the Company, resulting in the Company becoming a subsidiary of Tempur-Pedic. In connection with the Merger, each share of the Company's common stock issued and outstanding immediately prior to the Merger will be converted into the right to receive $2.20 per share in cash. As part of the transaction, it is anticipated that the Company's outstanding senior and subordinated notes will also be redeemed in accordance with the provisions of the related note indentures.

        Completion of the Merger is subject to several conditions, including (i) the adoption of the Merger Agreement by the affirmative vote or written consent of the holders of at least a majority of the outstanding shares of the Company's common stock which occurred when holders of greater than a majority of the Company's outstanding shares of common stock delivered a written consent on September 26, 2012; (ii) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 ("HSR Act"); (iii) the clearance by the SEC of an information statement of the type contemplated by Rule 14c-2 promulgated under the Exchange Act related to the Merger and Merger Agreement, which after clearance must be sent to stockholders of the Company at least 20 days prior to the merger; (iv) the absence of a material adverse effect on the Company; and (v) other customary closing conditions.

        The Merger Agreement may be terminated by either the Company or Tempur-Pedic if the Merger has not been consummated by June 26, 2013 (subject to certain extensions) or if a court or other governmental entity of competent jurisdiction issues a final, non-appealable order permanently restraining, enjoining or otherwise prohibiting the Merger. In addition, among other things, Tempur-Pedic may, but is not required to, terminate the Merger Agreement if the Company enters into, or publicly proposes to enter into, an agreement relating to the acquisition by a third party of greater than 20% of the stock of the Company or greater than 20% of the consolidated assets or revenues of the Company and its subsidiaries. In case of such termination, Tempur-Pedic would be entitled to a break-up fee of $25.0 million. In addition, in certain circumstances when the Merger Agreement is terminated and upon such termination the applicable waiting period under the HSR Act has not expired or been terminated, Tempur-Pedic will be required to pay a reverse termination fee of either $90.0 million or $40.0 million to the Company, depending on the circumstances of such termination.